UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-9575

MEEHAN MUTUAL FUNDS, INC.

(Exact name of Registrant as Specified in Charter)

7250 Woodmont Avenue

Suite 315
Bethesda, MD 20814

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-866-884-5968

THOMAS P. MEEHAN, PRESIDENT

7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814

(Name and Address of Agent for Service)

Copy to:

ROBERT J. ZUTZ, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments

Meehan Focus Fund

Schedule of Investments (Unaudited)

July 31, 2009

	Share	Market	Pct.
Security	Quantity	Value ($)	Assets

COMMON STOCK

Consumer Discretionary
Avon Products Inc.	20,000	647,600	2.2
Fastenal Co.	32,000	1,138,240	3.8
Western Union Co.	57,000	996,360	3.3
Total Consumer Discretionary		2,782,200	9.3

Consumer Staples
Diageo PLC ADR	23,000	1,434,740	4.8
Nestle SA ADR	37,500	1,540,500	5.1
Procter & Gamble Co.	16,000	888,160	3.0
Total Consumer Discretionary		3,863,400	12.8

Energy
ConocoPhillips	14,000	611,940	2.0
Devon Energy Corp.	13,000	755,170	2.5
Noble Corp.	17,000	575,620	1.9
Total Energy		1,942,730	6.5

Financials
American Express	40,000	1,133,200	3.8
Berkshire Hathaway Inc. - B *	800	2,544,400	8.5
Progressive Corp. Ohio	28,000	436,240	1.5
Total Financials		4,113,840	13.8

Health Care
Johnson & Johnson	20,000	1,217,800	4.1
Novartis AG ADR	22,000	1,003,640	3.3
Pfizer Inc	65,000	1,035,450	3.5
Wellpoint Inc. *	30,000	1,579,200	5.3
Total Health Care		4,836,090	16.2

Industrials
3M Co.	10,000	705,200	2.4
Automatic Data Process.	30,000	1,117,500	3.7
General Dynamics Corp.	10,000	553,900	1.8
General Electric Co.	70,000	938,000	3.1
Terex *	50,000	759,000	2.5
United Parcel Service - B	15,000	805,950	2.7
Total Industrials		4,879,550	16.2

Information Technology
Cisco Systems Inc. *	55,000	1,210,550	4.0
EMC *	40,000	602,400	2.0
Microsoft	50,000	1,176,000	3.9
eBay Inc. *	35,000	743,750	2.5
Total Information Technology		3,732,700	12.4

Materials
Methanex Corp.	18,983	311,891	1.0
Mosaic Co.	6,000	312,900	1.0
Total Materials		624,791	2.0

Telecommunications Services
Nokia Corp	70,000	933,800	3.1
Total Telecommunications Services		933,800	3.1

TOTAL COMMON STOCK (Cost $25,999,400)		27,709,101	92.2

Exchange Traded Funds
Emerging Markets Index	28,000	1,000,160	3.3
Total Exchange Traded Funds (Cost $728,358)		1,000,160	3.3

Cash and Short-Term Investments
First Western Bank Collective Asset	1,357,239	1,357,239	4.5

Total investments (Cost $28,084,996)		30,066,500	100.0
Other Assets Less Liabilities		4,433	0.0

TOTAL NET ASSETS		30,070,933	100.0

* Non-income producing investments

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Meehan Mutual Funds, Inc. have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Meehan Mutual Funds, Inc. that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Meehan Mutual Funds, Inc. as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEEHAN MUTUAL FUNDS, INC.

Date:     September 28, 2009

/s/ Thomas P. Meehan

Thomas P. Meehan

President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MEEHAN MUTUAL FUNDS, INC.

Date:     September 28, 2009

/s/ Thomas P. Meehan

Thomas P. Meehan

President and Principal Executive Officer

Date:     September 28, 2009

/s/ Paul P. Meehan

Paul P. Meehan

Treasurer and Principal Financial Officer